Accrued expenses	6 Months Ended
Sep. 30, 2021
Accrued expenses
Accrued expenses

12.Accrued expenses

Accrued expenses consisted of the following:

	As of
	September 30, 2021	March 31, 2021
Accrued payroll	$545,781	$544,183
Accrued rental fee	274,074	227,076
Accrued promotion fee	51,105	75,539
Amount due to third parties	29,651	—
Accrued audit fees	20,000	—
Financing consultant fee payable	—	200,000
Accrued compensation benefit	—	5,077
Other	54	54
Total	$920,665	$1,051,929